Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Government Obligations Fund | Class A
Risk/Return:
Trading Symbol	EVGOX
Eaton Vance Government Obligations Fund | Class B
Risk/Return:
Trading Symbol	EMGOX
Eaton Vance Government Obligations Fund | Class C
Risk/Return:
Trading Symbol	ECGOX
Eaton Vance Government Obligations Fund | Class I
Risk/Return:
Trading Symbol	EIGOX
Eaton Vance Government Obligations Fund | Class R
Risk/Return:
Trading Symbol	ERGOX
Eaton Vance Short Duration Government Income Fund | Class A
Risk/Return:
Trading Symbol	EALDX
Eaton Vance Short Duration Government Income Fund | Class B
Risk/Return:
Trading Symbol	EBLDX
Eaton Vance Short Duration Government Income Fund | Class C
Risk/Return:
Trading Symbol	ECLDX
Eaton Vance Short Duration Government Income Fund | Class I
Risk/Return:
Trading Symbol	EILDX
Eaton Vance Short Duration High Income Fund | Class A
Risk/Return:
Trading Symbol	ESHAX
Eaton Vance Short Duration High Income Fund | Class I
Risk/Return:
Trading Symbol	ESHIX
Eaton Vance Floating-Rate Advantage Fund | Advisers Class
Risk/Return:
Trading Symbol	EVFAX
Eaton Vance Floating-Rate Advantage Fund | Class A
Risk/Return:
Trading Symbol	EAFAX
Eaton Vance Floating-Rate Advantage Fund | Class B
Risk/Return:
Trading Symbol	EBFAX
Eaton Vance Floating-Rate Advantage Fund | Class C
Risk/Return:
Trading Symbol	ECFAX
Eaton Vance Floating-Rate Advantage Fund | Class I
Risk/Return:
Trading Symbol	EIFAX
Eaton Vance Floating-Rate Fund | Advisers Class
Risk/Return:
Trading Symbol	EABLX
Eaton Vance Floating-Rate Fund | Class A
Risk/Return:
Trading Symbol	EVBLX
Eaton Vance Floating-Rate Fund | Class B
Risk/Return:
Trading Symbol	EBBLX
Eaton Vance Floating-Rate Fund | Class C
Risk/Return:
Trading Symbol	ECBLX
Eaton Vance Floating-Rate Fund | Class I
Risk/Return:
Trading Symbol	EIBLX
Eaton Vance Floating-Rate Fund | Class R6
Risk/Return:
Trading Symbol	ESBLX
Eaton Vance Floating-Rate & High Income Fund | Advisers Class
Risk/Return:
Trading Symbol	EAFHX
Eaton Vance Floating-Rate & High Income Fund | Class A
Risk/Return:
Trading Symbol	EVFHX
Eaton Vance Floating-Rate & High Income Fund | Class B
Risk/Return:
Trading Symbol	EBFHX
Eaton Vance Floating-Rate & High Income Fund | Class C
Risk/Return:
Trading Symbol	ECFHX
Eaton Vance Floating-Rate & High Income Fund | Class I
Risk/Return:
Trading Symbol	EIFHX
Eaton Vance Floating-Rate & High Income Fund | Class R6
Risk/Return:
Trading Symbol	ESFHX
Eaton Vance Diversified Currency Income Fund | Class A
Risk/Return:
Trading Symbol	EAIIX
Eaton Vance Diversified Currency Income Fund | Class C
Risk/Return:
Trading Symbol	ECIMX
Eaton Vance Diversified Currency Income Fund | Class I
Risk/Return:
Trading Symbol	EIIMX
Eaton Vance Emerging Markets Local Income Fund | Class A
Risk/Return:
Trading Symbol	EEIAX
Eaton Vance Emerging Markets Local Income Fund | Class C
Risk/Return:
Trading Symbol	EEICX
Eaton Vance Emerging Markets Local Income Fund | Class I
Risk/Return:
Trading Symbol	EEIIX
Eaton Vance Global Macro Absolute Return Fund | Class A
Risk/Return:
Trading Symbol	EAGMX
Eaton Vance Global Macro Absolute Return Fund | Class C
Risk/Return:
Trading Symbol	ECGMX
Eaton Vance Global Macro Absolute Return Fund | Class I
Risk/Return:
Trading Symbol	EIGMX
Eaton Vance Global Macro Absolute Return Fund | Class R
Risk/Return:
Trading Symbol	ERGMX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Risk/Return:
Trading Symbol	EGRAX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class C
Risk/Return:
Trading Symbol	EGRCX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class I
Risk/Return:
Trading Symbol	EGRIX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R
Risk/Return:
Trading Symbol	EGRRX
Eaton Vance Short Duration Strategic Income Fund | Class A
Risk/Return:
Trading Symbol	ETSIX
Eaton Vance Short Duration Strategic Income Fund | Class B
Risk/Return:
Trading Symbol	EVSGX
Eaton Vance Short Duration Strategic Income Fund | Class C
Risk/Return:
Trading Symbol	ECSIX
Eaton Vance Short Duration Strategic Income Fund | Class I
Risk/Return:
Trading Symbol	ESIIX
Eaton Vance Short Duration Strategic Income Fund | Class R
Risk/Return:
Trading Symbol	ERSIX
Eaton Vance Multi-Strategy Absolute Return Fund | Class A
Risk/Return:
Trading Symbol	EADDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class B
Risk/Return:
Trading Symbol	EBDDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class C
Risk/Return:
Trading Symbol	ECDDX
Eaton Vance Multi-Strategy Absolute Return Fund | Class I
Risk/Return:
Trading Symbol	EIDDX
Eaton Vance Multi-Strategy All Market Fund | Class A
Risk/Return:
Trading Symbol	EAAMX
Eaton Vance Multi-Strategy All Market Fund | Class C
Risk/Return:
Trading Symbol	ECAMX
Eaton Vance Multi-Strategy All Market Fund | Class I
Risk/Return:
Trading Symbol	EIAMX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Risk/Return:
Trading Symbol	EAEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class B
Risk/Return:
Trading Symbol	EBEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class C
Risk/Return:
Trading Symbol	ECEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class I
Risk/Return:
Trading Symbol	EIEAX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class A
Risk/Return:
Trading Symbol	EADIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class B
Risk/Return:
Trading Symbol	EBDIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class C
Risk/Return:
Trading Symbol	ECDIX
Eaton Vance Tax-Managed Global Dividend Income Fund | Class I
Risk/Return:
Trading Symbol	EIDIX
Eaton Vance Tax-Managed Global Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ESVAX
Eaton Vance Tax-Managed Global Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ESVCX
Eaton Vance Tax-Managed Global Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	ESVIX
Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	EACPX
Eaton Vance Tax-Managed Multi-Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	ECCPX
Eaton Vance Tax-Managed Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ETMGX
Eaton Vance Tax-Managed Small-Cap Fund | Class B
Risk/Return:
Trading Symbol	EMMGX
Eaton Vance Tax-Managed Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECMGX
Eaton Vance Tax-Managed Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EIMGX
Eaton Vance Tax-Managed Value Fund | Class A
Risk/Return:
Trading Symbol	EATVX
Eaton Vance Tax-Managed Value Fund | Class C
Risk/Return:
Trading Symbol	ECTVX
Eaton Vance Tax-Managed Value Fund | Class I
Risk/Return:
Trading Symbol	EITVX
Eaton Vance Global Income Builder Fund | Class A
Risk/Return:
Trading Symbol	EDIAX
Eaton Vance Global Income Builder Fund | Class C
Risk/Return:
Trading Symbol	EDICX
Eaton Vance Global Income Builder Fund | Class I
Risk/Return:
Trading Symbol	EDIIX
Eaton Vance Global Income Builder Fund | Class R
Risk/Return:
Trading Symbol	EDIRX
Eaton Vance Global Macro Capital Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EACOX
Eaton Vance Global Macro Capital Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EICOX
Eaton Vance High Income Opportunities Fund | Class A
Risk/Return:
Trading Symbol	ETHIX
Eaton Vance High Income Opportunities Fund | Class B
Risk/Return:
Trading Symbol	EVHIX
Eaton Vance High Income Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECHIX
Eaton Vance High Income Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIHIX
Parametric Tax-Managed International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	ETIGX
Parametric Tax-Managed International Equity Fund | Class C
Risk/Return:
Trading Symbol	ECIGX
Parametric Tax-Managed International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	EITIX